Details to the consolidated statements of cash flows (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [line items]
Net cash flows	$ (3,319)	$ (84)	$ (3,598)	$ (107)
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	(3,807)	0	(4,105)	0
Cash and cash equivalents in subsidiary or businesses acquired or disposed	234		236
Contingent consideration payables, net	233		280	(10)
Payments, deferred consideration and other adjustments, net	47	(100)	55	(100)
Net cash flows	(3,293)	(100)	(3,534)	(110)
Divestments
Statement [line items]
Net cash flows	$ (26)	$ 16	$ (64)	$ 3